ACCOUNTS RECEIVABLE, NET - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 2,450,392	$ 355,274	¥ 3,603,240
Allowance for credit losses	(47,962)	(6,954)	(32,265)	$ (4,678)	¥ (15,770)	¥ (22,894)
Accounts receivable, net	¥ 2,402,430	$ 348,320	¥ 3,570,975